Financial Instruments	9 Months Ended
Sep. 30, 2022
Investments, All Other Investments [Abstract]
Financial Instruments

Note 10. Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy ranks the inputs used in measuring fair value as follows:

○	Level 1 – Observable, unadjusted quoted prices in active markets
○	Level 2 – Inputs other than quoted prices included in Level 1 that are directly or indirectly observable for the asset or liability
○	Level 3 – Unobservable inputs with little or no market activity that require the Company to use reasonable inputs and assumptions

The Company uses fair value measurements to record adjustments to certain financial assets and liabilities on a recurring basis. The Company may be required to record certain assets at fair value on a nonrecurring basis in specific circumstances, such as evidence of impairment. Methodologies used to determine fair value might be highly subjective and judgmental in nature; therefore, valuations may not be precise. If the Company determines that a valuation technique change is necessary, the change is assumed to have occurred at the end of the respective reporting period.

 Assets and Liabilities Reported at Fair Value on a Recurring Basis

Public and Private Placement Warrants:

Public and private placement warrants are recorded at fair value on a recurring basis. The Company obtains dealer quotes, Level 1 and Level 3 inputs, based on observable data to value these warrants.

Forward purchase option derivative:

Forward purchase option derivative are recorded at fair value on a recurring basis. The Company obtains dealer quotes, Level 3 inputs, based on observable data to value these warrants.

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy on September 30, 2022:

	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)

Description
Liabilities:
Public warrants	$704,375	$704,375	-
Private placement warrants	$32,682	-	$32,682
Assets:
Forward purchase option derivative	$1,085,839	-	$1,085,839

Assets Measured at Fair Value on a Nonrecurring Basis

There were no assets or liabilities recorded at fair value on a nonrecurring basis for the periods ended September 30, 2022, and December 31, 2021.

Fair Value of Financial Instruments

The Company uses various methodologies and assumptions to estimate the fair value of certain financial instruments. With the exceptions of loans receivable, warrants and forward purchase option derivatives, the Company considers the carrying amounts of its financial instruments (cash, accounts receivable and accounts payable) in the balance sheet to approximate fair value because of the short-term or highly liquid nature of these financial instruments.

The following tables present the carrying amounts and fair values of financial instruments, by the level of valuation inputs in the fair value hierarchy, as of the dates indicated:

	As on September 30, 2022
			Fair value measurement using
	Carrying amount	Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	7,273,012	7,273,012	7,273,012	-	-
Accounts receivable – trade	813,257	813,257	813,257	-	-
Contract assets	7,676	7,676	7,676	-	-
Prepaid expenses	941,478	941,478	941,478	-	-
Accrued interest receivable	25,422	25,422	25,422	-	-
Forward purchase derivative assets	1,085,839	1,085,839	1,085,839	-	1,085,839
Loans	1,421,414	1,280,815	-	-	1,280,815

Liabilities
Accounts payable	2,263,746	2,263,746	2,263,746	-	-
Accrued expenses	5,569,026	5,569,026	5,569,026	-	-
Contract liabilities	14,583	14,583	14,583	-	-
Public Warrants	704,375	704,375	704,375	-	-
Private Placement Warrants	32,682	32,682	-	-	32,682

	As on December 31, 2021
			Fair value measurement using
	Carrying amount	Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	5,495,905	5,495,905	5,495,905	-	-
Accounts receivable – trade	522,896	522,896	522,896	-	-
Contract assets	18,317	18,317	18,317	-	-
Prepaid expenses	6,021	6,021	6,021	-	-
Accrued interest receivable	7,556	7,556	7,556	-	-
Loans	1,463,560	1,417,637	-	-	1,417,637

Liabilities
Accounts payable	43,626	43,626	43,626	-	-
Accrued expenses	129,546	129,546	129,546	-	-
Contract liabilities	8,333	8,333	8,333	-	-

The change in the assets measured at fair value on a recurring basis for which we have utilized Level 3 inputs to determine fair value are presented in the following table:

	As on September 30, 2022
	Warrants Liability	Forward purchase derivative assets
Balance at the beginning of the period	-	-
Acquired under business combination	1,605,529	1,687,530
Fair value adjustment	(868,472)	(601,691)
Balance at the end of the period	737,057	1,085,839

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The Warrants are measured at fair value on a recurring basis. The Warrants were initially valued using a Modified Monte Carlo Simulation. As of September 30, 2022, the warrants were valued using the instrument’s publicly listed trading price as of the balance sheet date, which is a Level 1 measurement due to the use of an observable market quote in an active market.

The fair value of the forward purchase option derivative was estimated using a Monte-Carlo Simulation in a risk-neutral framework (a special case of the Income Approach). Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the contractual terms and then discounted at the term-matched risk-free rate. Finally, the value of the forward is calculated as the average present value over all simulated paths. The Company measured the fair value of the forward purchase option derivative upon execution of the Forward Purchase Agreement and as of September 30, 2022, with the respective fair value adjustments recorded within its Statements of Operations. The Company will continue to monitor the fair value of the forward option derivative each reporting period with subsequent revisions to be recorded in the Statements of Operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the warrants as of their measurement dates:

September 30, 2022
Exercise price	11.50
Share Price	6.99
Expected term (years)	4.99
Probability of Acquisition	100.0%
Volatility	11.3%
Risk-free rate	4.06%
Dividend yield (per share)	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the forward purchase agreement as of their measurement dates:

September 30, 2022
Share Price	6.99
Expected term (years)	3
Probability of Acquisition	100%
Volatility	11.3%
Risk-free rate	4.25%
BB Bond rate	7.72%
C bond rate	15.63%